SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                                December 1, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:    AllianceBernstein Bond Fund, Inc.
          -   AllianceBernstein Corporate Bond Portfolio
          -   AllianceBernstein Quality Bond Portfolio
          -   AllianceBernstein U.S. Government Bond Portfolio
              File Nos. 002-48227 and 811-02383
              ---------------------------------

Dear Sir or Madam:

          Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 85 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. - AllianceBernstein Corporate Bond Portfolio, AllianceBernstein Quality Bond Portfolio and AllianceBernstein U.S. Government Bond Portfolio (the "Portfolios"). We are making this filing for the following purposes:

          (1) to revise the risk/return summary, principal risks disclosure and disclosure responding to Item 4 of Form N-1A in order to streamline and simplify the disclosure;

          (2) to revise the disclosure concerning certain of the Portfolios' fundamental and non-fundamental investment policies so that the disclosure reflects the changes to the Portfolios' policies recently approved by the Portfolios' Board of Directors and, where necessary, submitted to shareholders for approval; and

          (3) in response to a Staff comment to a previous submission for another AllianceBernstein Mutual Fund, to move the "Hypothetical Investment and Expense Information" from immediately following the "Fees and Expenses of the Fund" to an appendix at the end of the prospectus.

          Disclosure other than that described above contained in the Portfolios' prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 85.

          Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833. Sincerely,

                                                        /s/ Anthony Tu-Sekine
                                                        ---------------------
                                                            Anthony Tu-Sekine

Attachment
cc:  Kathleen K. Clarke

00250.0451 #621590